Leases (Details) - Schedule of Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [ Abstract]
Operating lease right-of-use assets, net	$ 156,130	$ 217,928
Operating Lease liabilities, current	50,825	53,315
Operating Lease liabilities, non-current	104,993	165,011
Total operating lease liabilities	$ 155,818	$ 218,326
Remaining lease terms	2 years 9 months	3 years 9 months
Discount rate	4.75%	4.75%